Capital Structure and Equity Incentive Plan	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Capital Structure and Equity Incentive Plan

8. Capital Structure and Equity Incentive Plan:

The Company’s authorized common and preferred stock consists of 450,000,000 common shares and 50,000,000 preferred shares with a par value of USD 0.001 per share, out of which 10,000,000 common shares were issued to Maritime Investors upon formation of Pyxis.

In connection with the Merger and as provided in the Agreement and Plan of Merger, the Company further issued: i) to Maritime Investors, 7,002,445 common “true-up” shares following the transfer of the shares of the Vessel-owning companies to Pyxis and, ii) to LS shareholders and Maxim Group LLC (Pyxis’ financial advisor), 931,761 and 310,465 common shares, respectively.

The amounts shown in the accompanying consolidated balance sheets as Additional paid-in capital represent contributions made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained and advances for working capital purposes, net of subsequent distributions primarily from re-imbursement of certain payments to shipyards in respect to the construction of new-built vessels.

In addition, paid-in capital includes transaction costs relating to the Merger of $3,080, comprising: i) the fees charged by Pyxis’ legal advisors, consultants and auditors, totaling to $820, ii) $625 representing the cash consideration to LS shareholders upon execution of the Merger and miscellaneous transactional costs and, iii) an aggregate of $1,635 fee due to Maxim Group LLC, of which $300 was paid in cash and $1,335 was compensated through the issuance of restricted stock (or 310,465 Pyxis’ common shares) at the date of the Merger and accounted for as transaction cost. The aforementioned transaction costs totaling to $1,745 payable in cash were recognized in equity. Paid-in capital re-imbursement for the year ended December 31, 2015, amounted to $1,248. There was no paid-in capital re-imbursement for the years ended December 31, 2016 and 2017.

On October 28, 2015, the Company’s board of directors approved an equity incentive plan (the “EIP”), providing for the granting of share-based awards to directors, officers and employees of the Company and its affiliates and to its consultants and service providers. The maximum aggregate number of shares of common stock of the Company that may be delivered pursuant to awards granted under the EIP, shall be equal to 15% of the then issued and outstanding number of shares of common stock. On the same date the Company’s board of directors approved the issuance of 33,222 restricted shares of the Company’s common stock to certain of its officers. As of December 31, 2015, all such shares had been vested, but were not issued until March 2016. The respective non-cash stock compensation recognized in the consolidated statement of comprehensive income under General and administrative expenses for the year ended December 31, 2015, amounted to $143. On November 15, 2017, 200,000 restricted shares of the Company’s common stock were granted and issued to a senior officer of the Company, which were vested immediately upon issuance. The fair value of such restricted shares based on the average of the high-low trading price of the shares on November 15, 2017, was $355, which was recorded as a non-cash stock compensation and included in the consolidated statement of comprehensive loss under General and administrative expenses for the year ended December 31, 2017.

On December 6, 2017, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company, in a private placement, agreed to issue and sell to the Investors an aggregate of 2,400,000 shares of its common stock at a price per share of $2.00 (the “Private Placement”). As a condition of the Purchase Agreement, the Company, Maritime Investors and each of the Company’s directors and executive officers entered into lock-up agreements pursuant to which they could not, among other things, offer or sell shares of the Company’s common stock until the earlier of i) 30 days after effective date (as defined therein) and ii) the disposition by the Investors of all of the shares of common stock they received in the Private Placement. In connection with the Private Placement, the Company also entered into a registration rights agreement with the Investors, pursuant to which the Company was obligated to prepare and file with the Securities and Exchange Commission (“SEC”) a registration statement to register for resale the registrable securities (as defined therein) on or prior to December 21, 2017. The Private Placement closed on December 8, 2017, resulting in gross proceeds of $4,800, before deducting offering expenses of approximately $509, which were used for general corporate purposes, including the repayment of outstanding indebtedness. On December 19, 2017, the Company filed with the SEC a registration statement on Form F-3 to register for resale the shares of common stock issued under the Purchase Agreement, which was declared effective on January 3, 2018.

On February 2, 2018, the Company filed with the SEC a registration statement on Form F-3, under which it may sell from time to time common stock, preferred stock, debt securities, warrants, purchase contracts and units, each as described therein, in any combination, in one or more offerings up to an aggregate dollar amount of $100,000. In addition, the selling stockholders referred to in the registration statement may sell in one of more offerings up to 5,233,222 shares of the Company’s common stock from time to time as described therein. The registration statement was declared effective by the SEC on February 12, 2018.

As of December 31, 2016, the Company had a total of 18,277,893 common shares outstanding and no preferred shares outstanding. As of December 31, 2017 and following the issuance of the 200,000 shares of common stock under the EIP, as well as the issuance of the 2,400,000 shares of common stock pursuant to the Private Placement, both discussed above, the Company’s outstanding common shares increased from 18,277,893 to 20,877,893.